UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                               INVESTMENT COMPANY

                   Investment Company Act file number 811-8546

                            THE BRAMWELL FUNDS, INC.

               (Exact name of Registrant as specified in charter)

                                745 Fifth Avenue
                                   16th Floor
                               New York, NY 10151

               (Address of principal executive offices) (Zip code)

                                   Dechert LLP
                              30 Rockefeller Plaza
                               New York, NY 10112

                     (Name and Address of Agent for Service)


       Registrant's telephone number, including area code: (212) 308-0505

                     Date of fiscal year end: June 30, 2006

                    Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


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Item 1. Schedule of Investments.

Effective March 17, 2006, the Bramwell Growth Fund and the Bramwell Focus Fund, each a series of (and together comprising all the series of) The Bramwell Funds, Inc., reorganized into, and transferred their respective assets and liabilities to, the Sentinel Capital Growth Fund and the Sentinel Growth Leaders Fund respectively. The Sentinel Capital Growth Fund and the Sentinel Growth Leaders Fund are series of the Sentinel Group Funds, Inc. As a result of the reorganization and related transfer of assets and liabilities, the Bramwell Growth Fund and the Bramwell Focus Fund had no portfolio holdings as of March 31, 2006.

Bramwell Growth Fund
Portfolio of Investments - March 31, 2006 (Unaudited)

N/A

Bramwell Focus Fund
Portfolio of Investments - March 31, 2006 (Unaudited)

N/A


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Item 2. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


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Item 3. Exhibits.

Filed as exhibits herewith are certifications for Registrant's Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:          /s/ Elizabeth R. Bramwell
        ----------------------------------
        Elizabeth R. Bramwell
        Principal Executive Officer and Principal Financial Officer
        May 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:          /s/ Elizabeth R. Bramwell
        ----------------------------------
        Elizabeth R. Bramwell
        Principal Executive Officer and Principal Financial Officer
        May 30, 2006


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